Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Discount rate for scheme liabilities	530.00%		4.90%
General price inflation	310.00%		3.10%
General salary increase	100.00%		1.00%
Expected rate of pension increase	300.00%		3.00%
Longevity at 60 for current pensioners, on the valuation date:
Males	27 years 4 months 24 days	27 years 4 months 24 days
Females	30 years 1 month 6 days	30 years 1 month 6 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
Males	28 years 10 months 24 days	28 years 10 months 24 days
Females	31 years 7 months 6 days	31 years 7 months 6 days